RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
RECOVERABLE TAXES

18.	RECOVERABLE TAXES

	2022	2021
PIS/COFINS exclusion of ICMS (i)	5,992.8	5,360.0
ICMS	423.2	383.6
Other	292.8	261.8
Non-current	6,708.8	6,005.4

PIS/COFINS exclusion of ICMS (i)	73.5	517.0
PIS/COFINS	242.7	648.5
ICMS	542.2	565.6
IPI	131.0	168.6
Other	55.4	81.4
Current	1,044.8	1,981.1

Total	7,753.6	7,986.5

(i)	As detailed in Note 30 - Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from the calculation basis. The corresponding entry for recognition is recorded in the item PIS/COFINS - exclusion of ICMS, according to the table above.